Fair Value of Assets and Liabilities (Fair Value Assets Measured on Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Mortgage Loans [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value Assets Carrying Value Prior To Impairment	$ 9,620	[1]	$ 24,295	[1]
Fair Value Assets Estimate Of Fair Value	10,330	[1]	20,480	[1]
Fair Value Assets Gains Losses	710	[1]	(3,815)	[1]
Limited Partnership Interest [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value Assets Carrying Value Prior To Impairment	11,615	[2]	25,191	[2]
Fair Value Assets Estimate Of Fair Value	8,952	[2]	16,944	[2]
Fair Value Assets Gains Losses	(2,663)	[2]	(8,247)	[2]
Real Estate Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value Assets Carrying Value Prior To Impairment	12,672	[3]	6,593	[3]
Fair Value Assets Estimate Of Fair Value	10,508	[3]	4,500	[3]
Fair Value Assets Gains Losses	$ (2,164)	[3]	$ (2,093)	[3]

[1]	Mortgage loans — The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Nonrecurring fair value adjustments on mortgage loans are based on the fair value of underlying collateral or discounted cash flows.
[2]	Limited partnership interests — The impaired limited partnership interests presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined using the net asset values of the Company’s ownership interest as provided in the financial statements of the investees. The market for these investments has limited activity and price transparency.
[3]	Real estate investments — The impaired real estate investments presented above were written down to their estimated fair value at the date of impairment and are reported as losses above. The impairments were based on third-party appraisal values obtained and reviewed by the Company.